SEGMENTED INFORMATION - Balance sheet (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) MW	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 764	$ 431	$ 352	$ 422
Property, plant and equipment, at fair value	49,432	44,590
Total assets	55,867	49,722
Total borrowings	21,529	18,082
Other liabilities	10,342	9,873
Additions to property, plant and equipment	$ 2,247	968
192 MW Hydro Portfolio
Disclosure of operating segments [line items]
Hydro power capacity | MW	192
Right-of-use assets adjustment	$ 185
Brookfield Renewable and Institutional Partners | 192 MW Hydro Portfolio
Disclosure of operating segments [line items]
Right-of-use assets adjustment	247
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	540	291
Property, plant and equipment, at fair value	28,943	27,070
Total assets	32,111	29,398
Total borrowings	13,172	12,204
Other liabilities	7,248	6,527
Additions to property, plant and equipment	683	675
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(28)	(20)
Property, plant and equipment, at fair value	(1,111)	(940)
Total assets	(518)	(387)
Total borrowings	(351)	(332)
Other liabilities	(167)	(55)
Additions to property, plant and equipment	(12)	(17)
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	252	160
Property, plant and equipment, at fair value	21,600	18,460
Total assets	24,274	20,711
Total borrowings	8,708	6,210
Other liabilities	3,261	3,401
Additions to property, plant and equipment	1,576	310
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	31,791	28,418
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	41	38
Property, plant and equipment, at fair value	15,188	12,983
Total assets	16,322	13,628
Total borrowings	4,126	3,439
Other liabilities	4,499	3,232
Additions to property, plant and equipment	113	307
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	4	6
Property, plant and equipment, at fair value	1,680	1,544
Total assets	1,833	1,751
Total borrowings	261	245
Other liabilities	91	153
Additions to property, plant and equipment	85	65
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	16	6
Property, plant and equipment, at fair value	2,032	1,965
Total assets	2,277	2,201
Total borrowings	526	439
Other liabilities	644	556
Additions to property, plant and equipment	130	5
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	9,410	9,010
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	30	36
Property, plant and equipment, at fair value	3,286	3,606
Total assets	3,665	3,801
Total borrowings	1,628	1,680
Other liabilities	771	773
Additions to property, plant and equipment	88	70
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	5	1
Property, plant and equipment, at fair value	277	274
Total assets	292	292
Total borrowings	74	66
Other liabilities	8	8
Additions to property, plant and equipment	10	1
Wind | Europe | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	46	60
Property, plant and equipment, at fair value	676	1,095
Total assets	842	1,267
Total borrowings	474	669
Other liabilities	218	220
Additions to property, plant and equipment	22	29
Wind | Asia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	6	3
Property, plant and equipment, at fair value	266	175
Total assets	342	272
Total borrowings	195	125
Other liabilities	52	22
Additions to property, plant and equipment	1	0
Solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	8,038	7,012
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	104	86
Property, plant and equipment, at fair value	3,355	3,548
Total assets	3,746	3,985
Total borrowings	2,736	2,534
Other liabilities	435	568
Additions to property, plant and equipment	197	146
Energy transition | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	43	48
Property, plant and equipment, at fair value	2,183	1,880
Total assets	2,500	2,101
Total borrowings	996	864
Other liabilities	227	211
Additions to property, plant and equipment	31	48
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	245	7
Property, plant and equipment, at fair value	0	0
Total assets	292	100
Total borrowings	2,156	2,143
Other liabilities	303	784
Additions to property, plant and equipment	$ 6	$ 4